Financing Activities	6 Months Ended
Jun. 30, 2026
Financing Activities Disclosure [Abstract]
Financing Activities
4.
FINANCING ACTIVITY

The Company’s historical financing activities, including equity offerings, private placements, and debt arrangements, are described in detail in Note 5 to the consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on March 4, 2026.

During the six months ended June 30, 2026, in connection with the Company’s existing at-the-market offering program (the “ATM Program”), the Company issued 7,750,400 ordinary shares out of its existing capital band with a nominal value of CHF 0.01 held as treasury shares. The Company sold 2,250,000 ordinary shares under the ATM Program for gross proceeds of CHF 47.8 million, or $61.3 million. The Company had CHF 2.2 million of transaction costs that were offset against the proceeds and have been recorded as a reduction of share premium during the first half of 2026.

On November 3, 2025, the Company closed offerings of an aggregate of 5,432,098 ordinary shares at a price of $20.25 (CHF 16.33) per share for total gross proceeds of $110.0 million (CHF 88.7 million) before deducting underwriting discounts and commissions and offering expenses. The Company issued 2,635,801 shares out of the Company’s existing capital band and 2,796,297 shares previously held in treasury.

On July 31, 2025, the Company amended its existing loan facility with Kreos Capital VII (UK) Limited (the “Lender”), which are funds and accounts managed by BlackRock, Inc. (the “Amended Loan Agreement”). The Amended Loan Agreement is structured to provide the EUR equivalent of up to CHF 75.0 million in borrowing capacity (which may be increased to up to CHF 100.0 million), comprising tranches 1 (“Loan 1”), 2 (“Loan 2”) and 3 (“Loan 3” and together with Loan 1 and Loan 2, the “Loan”), in the amounts of the EUR equivalents of CHF 25.0 million each, as well as an additional loan of the EUR equivalent of up to CHF 25.0 million. Pursuant to the Amended Loan Agreement, the Company is subject to a non-utilization fee of 0.75% per annum of any undrawn amount under tranches 1 and 2. No amounts were drawn under the Amended Loan Agreement during the six months ended June 30, 2026 and 2025.

In conjunction with the Loan, the Company entered into an amended warrant (the “Amended BlackRock Warrant”) with Kreos Capital VII Aggregator SCSp, an affiliate of the Lender (the “Holder”), under which the Holder can purchase up to 494,259 of the Company’s ordinary shares, at a price per ordinary share equal to $12.17 (CHF 9.84) with respect to 361,011 shares from the prior warrant agreement, and $18.64 (CHF 15.07) with respect to the remaining 133,248 shares. At signing, the Amended BlackRock Warrant was immediately exercisable for 59,310 ordinary shares. Following the drawdown of each of Loan 1, Loan 2 and Loan 3, the Amended BlackRock Warrant will become exercisable for additional amounts of ordinary shares ratably based on the amounts of Loan 1, Loan 2 and Loan 3 that are drawn. The Amended BlackRock Warrant had not been exercised in part or in full as of June 30, 2026.

In February 2025, the Company closed an underwritten follow-on offering of 5,000,000 ordinary shares at a price of $20.00 (CHF 18.05) per share, for total gross proceeds of $100.0 million (CHF 90.2 million). In connection with this offering, the Company incurred $7.5 million (CHF 6.8 million) of transaction costs during the six months ended June 30, 2025 that are presented as a reduction of share premium within the statement of changes in equity.